Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Accounting [Abstract]
Financial Instruments Table

		Fair value at December 31, 2013
		Total	Level 1	Level 3

Assets:
	Cash equivalents	$3,000	$3,000	$-
	Marketable securities	176	176	-
	Other Investments (Midas Gold shares)	20,990	20,990	-
	Amayapampa interest	4,813	-	4,813
	Mill Equipment	6,500	-	6,500

		Fair value at December 31, 2012
		Total	Level 1	Level 3

Assets:
	Cash equivalents	$15,834	$15,834	$-
	Marketable securities	626	626	-
	Other Investments (Midas Gold shares)	69,489	69,489	-
	Amayapampa interest	4,813	-	4,813
	Mill Equipment	10,000	-	10,000